                                              One Financial Way
                                              Cincinnati, Ohio 45242
                                              Post Office Box 237
[LOGO] OHIO NATIONAL                          Cincinnati, Ohio 45201-0237
       FINANCIAL SERVICES                     Telephone: 513-794-6100


                                                                    May 3, 2005


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


          Re:  File Nos. 2-67464, 811-3015, Ohio National Fund
               Certification Under Rule 497(j)


Gentlemen:

I, John J. Palmer, President of Ohio National Fund, Inc., hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on April 26, 2005.

In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this third day of May, 2005.


                                 Sincerely,

                                 /s/ JOHN J. PALMER
                                 --------------------------------------------
                                 John J. Palmer, President

JJF/nh